Stock based compensation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Share $ / shares	Dec. 31, 2020 USD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | Share	2,834,288
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 3.56
Share purchase options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based Compensation | $	$ 2,858,702	$ 0
Number of share options granted in share-based payment arrangement | Share	2,834,288	0
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based Compensation | $	$ 2,543,846
Number of share options granted in share-based payment arrangement | Share	1,030,221
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 3.56
Origination Member Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based Compensation | $	$ 13,635,602	$ 0